[LOGO]Merrill Lynch Investment Managers

Annual Report

March 31, 2001

CMA Money Fund

www.mlim.ml.com

DEAR SHAREHOLDER:

For the year ended March 31, 2001, CMA Money Fund paid shareholders a net annualized yield of 6.02%.* As of March 31, 2001, the Fund's 7-day yield was 5.07%.

The Environment

The economic outlook has undergone a reversal since our last report to shareholders dated September 30, 2000. The robust growth seen in the late summer has given way to an abrupt decline in economic activity. During the last half of 2000, corporate earnings were weakened in part by high energy costs and the inability of corporations to pass on higher prices. In addition, revenue growth and sales did not meet overly optimistic targets. Gains in productivity, while real, were not enough to offset these factors. In autumn, the equity markets began to experience stress, as these problems became more widespread. The technology sector especially suffered serious declines. A fall-off in consumer activity followed, with holiday seasonal sales only slightly above those of last year. This increase was accomplished only with deep discounting at the retail level.

In early January 2001, it became apparent that the decline in manufacturing activity had reached levels not seen since the last recession in 1991. This likely caused the Federal Reserve Board to implement the intermeeting interest rate cut of 50 basis points (0.50%) on January 3, 2001. This unambiguous move by the Federal Reserve Board stabilized the markets and gave investors the expectation of further interest rate cuts in the near future. An eye-opening decline in consumer confidence in late January gave the Federal Reserve Board an additional reason to cut the Federal Funds rate by another 50 basis points at its regularly scheduled meeting on January 31, 2001 and again on March 20, 2001.

Although economic news was mixed in February and March, corporate earnings warnings and new lows in the equity markets triggered capital flight to the short end of the fixed-income market. Inventory accumulation continues to drag on corporate profits, resulting in job cuts, and therefore slower consumer demand. However, at this point, the magnitude of further Federal Reserve Board action remains in question. Most investors have priced in a worst-case scenario, while conversely, the Federal Open Market Committee members anticipate an economic recovery by year end.

Portfolio Matters

Going into the second half of 2000, we focused our investment strategy primarily on securities with shorter-dated maturities inside of year end as a flat yield curve provided little incentive to do otherwise. Later in the year, as more evidence of a possible economic slowdown mounted, we began extending the average maturity to 80 days by adding one-year bank product and two-year agency coupons to the portfolio. At March 31, 2001, the money market curve as well as the short-end of the Treasury curve remained sharply inverted, as investors priced in a good amount of further monetary easing. Ultimately, we have trimmed modest amounts of longer-exposure issues and purchased securities with maturities in the three-month, six-month, and nine-month sectors. The average life was maintained in a range of 60 days - 80 days during the period. At March 31, 2001, the average portfolio maturity was 75 days.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

      The Fund's portfolio composition at the end of the March period and as of our last report to shareholders is detailed below:

                                                             3/31/01     9/30/00
                                                             -------     -------
Bank Notes .................................................    3.9%        5.0%
Certificates of Deposit ....................................    1.9         2.5
Certificates of Deposit--European ..........................    9.0         6.2
Certificates of Deposit--Yankee* ...........................   19.7        23.8
Commercial Paper ...........................................   25.5        22.4
Corporate Notes ............................................    1.4         2.6
Funding Agreements .........................................    3.5         2.2
Medium-Term Notes ..........................................    6.9        11.5
Promissory Notes ...........................................    1.0         1.0
Time Deposits ..............................................    0.2         0.6
US Government & Agency
Obligations--Discount Notes ................................    5.5          --
US Government & Agency
Obligations--Non-Discount Notes ............................   21.1        21.8
Other Assets Less Liabilities ..............................    0.4         0.4
                                                             -------     -------
Total ......................................................  100.0%      100.0%
                                                             =======     =======

*     US branches of foreign banks.

In Conclusion

We thank you for your interest in CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Richard J. Mejzak

Richard J. Mejzak
Vice President and Portfolio Manager

May 11, 2001


2
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--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001                      (IN THOUSANDS)
================================================================================

                          Face      Interest  Maturity
Issue                    Amount       Rate*     Date          Value
--------------------------------------------------------------------------------
                                Bank Notes--3.9%
--------------------------------------------------------------------------------
Bank of America, N.A.   $550,000    5.15+ %    4/27/2001  $  550,000
                          50,000    7.11       6/19/2001      50,201
                         200,000    7.10       6/20/2001     200,812
--------------------------------------------------------------------------------
Comerica Bank            114,000    5.12+      4/25/2001     113,998
--------------------------------------------------------------------------------
Fleet National Bank       30,000    5.26+      4/20/2001      30,002
--------------------------------------------------------------------------------
LaSalle Bank N.A.        100,000    5.07       2/12/2002     100,101
--------------------------------------------------------------------------------
National City Bank,       50,000    6.87       9/04/2001      50,414
Kentucky
--------------------------------------------------------------------------------
U.S. Bank,                25,000    6.88       4/04/2001      25,003
National Association      60,000    5.14+      6/25/2001      59,995
--------------------------------------------------------------------------------
U.S. Bank, N.A.,          50,000    5.135+     6/25/2001      49,996
North Dakota
--------------------------------------------------------------------------------
Total Bank Notes (Cost--$1,228,981) ....................   1,230,522
--------------------------------------------------------------------------------
                          Certificates of Deposit--1.9%
--------------------------------------------------------------------------------
Bank Austria AG          160,000    5.15+      7/05/2001     160,003
--------------------------------------------------------------------------------
Comerica Bank            200,000    5.13+      6/27/2001     199,981
--------------------------------------------------------------------------------
Old Kent Bank            150,000    5.16+      7/02/2001     150,000
--------------------------------------------------------------------------------
SouthTrust Bank, N.A.     37,000    6.62       5/16/2001      37,080
--------------------------------------------------------------------------------
Sun Trust Bank            66,000    6.78       4/18/2001      66,038
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$612,975) .........     613,102
--------------------------------------------------------------------------------
                     Certificates of Deposit--European--9.0%
--------------------------------------------------------------------------------
Australia &              150,000    7.08       7/20/2001     150,977
New Zealand
Banking Group
--------------------------------------------------------------------------------
BNP Paribas               50,000    6.555     11/30/2001      50,612
                          80,000    6.56      11/30/2001      80,982
                         100,000    6.39      12/07/2001     101,150
--------------------------------------------------------------------------------
Banco Santander          300,000    6.58      11/30/2001     303,720
Central Hispano
--------------------------------------------------------------------------------
Bank Austria AG,          50,000    4.95       6/15/2001      50,017
London
--------------------------------------------------------------------------------
Barclays Bank PLC        200,000    5.09       2/13/2002     200,795
                          85,000    5.14       2/19/2002      85,384
--------------------------------------------------------------------------------
Citibank, NA, London     196,000    6.05      12/21/2001     197,914
--------------------------------------------------------------------------------
Credit Agricole          150,000    6.595     11/21/2001     151,803
Indosuez, London
--------------------------------------------------------------------------------
Credit Suisse First       75,000    4.78       6/22/2001      74,999
Boston Inc.
--------------------------------------------------------------------------------
Deutsche Bank AG          62,000    5.22       2/20/2002      62,325
--------------------------------------------------------------------------------
KBC Bank N.V.             50,000    6.58       6/01/2001      50,143
--------------------------------------------------------------------------------
Landesbank                87,000    7.16       6/29/2001      87,466
Baden-Wurttemberg,        50,000    6.60      11/29/2001      50,624
London
--------------------------------------------------------------------------------
Landesbank               150,000    7.07       7/24/2001     151,011
Hessen-Thuringen
Girozentrale
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC       53,000    5.22       1/11/2002      53,229
--------------------------------------------------------------------------------
National Australia        50,000    6.56      11/26/2001      50,602
Bank Limited             475,000    6.375     12/06/2001     480,391
--------------------------------------------------------------------------------
Svenska                   15,000    6.57      11/26/2001      15,182
Handelsbanken AB          25,000    6.61      11/26/2001      25,309
--------------------------------------------------------------------------------
Westdeutsche             150,000    6.80       4/17/2001     150,079
Landesbank               200,000    6.82       4/18/2001     200,119
Girozentrale
--------------------------------------------------------------------------------
Total Certificates of Deposit--Europe
(Cost--$2,803,160) .....................................   2,824,833
--------------------------------------------------------------------------------
                     Certificates of Deposit--Yankee--19.7%
--------------------------------------------------------------------------------
BNP Paribas, NY           50,000    6.38      12/07/2001      50,543
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya     100,000    6.795      4/17/2001     100,050
Argentaria SA, NY        200,000    6.99       5/02/2001     200,261
                          50,000    6.87       8/24/2001      50,388
                         100,000    6.87       9/04/2001     100,854
--------------------------------------------------------------------------------
Bank of Nova Scotia,      50,000    6.79       4/17/2001      50,025
Portland
--------------------------------------------------------------------------------
Bank of Scotland, NY     100,000    6.79       4/17/2001     100,049
                          50,000    6.88       8/24/2001      50,390
--------------------------------------------------------------------------------
Barclays Bank PLC, NY    300,000    6.70       9/18/2001     302,596
--------------------------------------------------------------------------------
Bayerische Hypo- und     117,000    6.78       4/17/2001     117,057
Vereinsbank AG, NY        50,000    7.07       5/03/2001      50,071
                          25,000    6.87       8/24/2001      25,194
--------------------------------------------------------------------------------
Bayerische Landesbank    500,000    5.14+      8/03/2001     499,941
Girozentrale, NY
--------------------------------------------------------------------------------
Canadian Imperial         50,000    7.13       6/29/2001      50,254
Bank of Commerce,        325,000    6.98       7/16/2001     326,864
NY
--------------------------------------------------------------------------------
Commerzbank AG,           15,000    6.78       4/17/2001      15,007
Chicago                   20,000    7.145      6/26/2001      20,098
                         190,000    4.56       3/28/2002     190,018
--------------------------------------------------------------------------------
Credit Agricole          200,000    6.78       4/17/2001     200,098
Indosuez, NY             100,000    6.82       4/27/2001     100,091
                          50,000    6.99       8/02/2001      50,342
--------------------------------------------------------------------------------
Credit Communal          300,000    6.975      7/16/2001     301,716
de Belgique, NY
--------------------------------------------------------------------------------
Dansk Bank A/S, NY       100,000    6.875      9/04/2001     100,856
                          50,000    5.12       2/11/2002      50,175
--------------------------------------------------------------------------------
Deutsche Bank AG,         50,000    6.80       4/17/2001      50,025
NY                       680,000    5.12+      6/29/2001     679,915
--------------------------------------------------------------------------------
Landesbank Baden-         25,000    6.99       8/02/2001      25,171
Wurttemberg, NY           50,000    6.75       9/14/2001      50,433
--------------------------------------------------------------------------------
Landesbank Hessen-       250,000    6.708      9/18/2001     252,172
Thuringen Girozentrale,
NY
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC,     100,000    4.83       6/19/2001      99,992
NY                       125,000    5.28       1/16/2002     125,533
--------------------------------------------------------------------------------
Merita Bank PLC, NY       63,000    6.62       8/24/2001      63,448
                         100,000    6.56      11/30/2001     101,172
--------------------------------------------------------------------------------
Norddeutsche             150,000    7.16       6/27/2001     150,751
Landesbank                75,000    6.87       8/24/2001      75,582
Girozentrale, NY         100,000    6.37      12/07/2001     101,080
--------------------------------------------------------------------------------
Rabobank                 154,500    6.845      4/06/2001     154,530
Nederland NV, NY          79,000    7.18       6/13/2001      79,332
--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001                      (IN THOUSANDS)
================================================================================

                          Face      Interest  Maturity
Issue                    Amount       Rate*     Date          Value
--------------------------------------------------------------------------------
                   Certificates of Deposit--Yankee (concluded)
--------------------------------------------------------------------------------
Royal Bank of           $113,000    5.12+%     6/07/2001  $  112,989
Canada, NY
--------------------------------------------------------------------------------
Svenska                   50,000    6.98       5/02/2001      50,065
Handelsbanken AB,        100,000    7.15       6/29/2001     100,512
NY                        50,000    6.89       8/24/2001      50,392
--------------------------------------------------------------------------------
Toronto-Dominion         100,000    5.29       1/14/2002     100,428
Bank, NY                  70,000    5.28       1/16/2002      70,298
--------------------------------------------------------------------------------
UBS AG,                  175,000    6.82       4/27/2001     175,160
Stanford                 200,000    6.86       9/04/2001     201,700
                          74,500    6.72       9/18/2001      75,152
--------------------------------------------------------------------------------
Westpac Banking           75,000    6.99       8/02/2001      75,514
Corp., Chicago           100,000    5.28       1/16/2002     100,426
--------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$6,200,598) .....................................   6,224,710
--------------------------------------------------------------------------------
                             Commercial Paper--25.5%
--------------------------------------------------------------------------------
AT&T Corp.               366,000    5.699+     7/13/2001     365,309
--------------------------------------------------------------------------------
Alcatel S.A.              37,500    4.90       6/12/2001      37,132
--------------------------------------------------------------------------------
Amsterdam                 69,000    5.03       4/09/2001      68,904
Funding Corp.            100,000    4.84       6/01/2001      99,139
--------------------------------------------------------------------------------
Apreco, Inc.             100,000    4.70       6/20/2001      98,903
--------------------------------------------------------------------------------
Asset Securitization      78,931    5.52       4/02/2001      78,895
Coop. Corp.              250,000    5.07       5/03/2001     248,803
--------------------------------------------------------------------------------
Atlantis One             200,000    5.26       5/11/2001     198,832
Funding Corp.            221,453    4.90       6/14/2001     219,224
                          66,000    4.70       6/22/2001      65,250
--------------------------------------------------------------------------------
BAE Systems               17,100    4.73       6/18/2001      16,919
Holdings Inc.             35,400    4.73       6/19/2001      35,022
--------------------------------------------------------------------------------
BHF Finance               75,000    4.95       6/06/2001      74,320
(Delaware) Inc.
--------------------------------------------------------------------------------
Bavaria TRR Corp.         37,162    5.30       4/03/2001      37,140
--------------------------------------------------------------------------------
Bear Stearns              75,000    4.90       6/08/2001      74,301
Companies, Inc.           75,000    4.80       6/21/2001      74,181
--------------------------------------------------------------------------------
Bills Securitization     150,000    4.90       6/13/2001     148,509
Limited
--------------------------------------------------------------------------------
Blue Ridge Asset          12,254    5.12       4/02/2001      12,249
Funding Corp.             10,076    5.20       4/04/2001      10,069
                          29,732    5.02       4/17/2001      29,657
                          60,000    4.98       4/19/2001      59,834
--------------------------------------------------------------------------------
CXC Incorporated          75,000    4.83       6/01/2001      74,346
                         125,000    4.73       6/18/2001     123,680
                         100,000    4.70       6/21/2001      98,877
--------------------------------------------------------------------------------
Centric Capital Corp.     17,625    4.97       4/19/2001      17,576
                           5,220    4.98       4/20/2001       5,205
                          25,000    5.07       5/07/2001      24,866
                          19,000    6.30       5/31/2001      18,842
--------------------------------------------------------------------------------
Ciesco L.P.              100,000    4.82       6/01/2001      99,143
                         100,000    4.82       6/08/2001      99,063
--------------------------------------------------------------------------------
Corporate Asset          100,000    4.83       6/04/2001      99,143
Funding Co., Inc.         50,000    4.82       6/07/2001      49,525
                          50,000    4.82       6/08/2001      49,518
--------------------------------------------------------------------------------
Corporate                100,000    4.82       6/07/2001      99,063
Receivables Corp.
--------------------------------------------------------------------------------
Credit Suisse First       37,500    4.74       6/19/2001      37,100
Boston Inc.
--------------------------------------------------------------------------------
Delaware Funding          48,081    4.75       6/18/2001      47,573
Corp.
--------------------------------------------------------------------------------
Den Norske Bank ASA       37,000    4.72       6/20/2001      36,600
--------------------------------------------------------------------------------
Dexia Delaware LLC        95,000    4.70       6/20/2001      93,958
                          98,815    4.73       6/28/2001      97,633
--------------------------------------------------------------------------------
Edison Asset             250,000    5.06       5/07/2001     248,665
Securitization, LLC      250,000    5.06       5/08/2001     248,643
--------------------------------------------------------------------------------
Enterprise Funding        92,905    5.00       4/18/2001      92,660
Corp.
--------------------------------------------------------------------------------
Eureka                    50,000    4.78       6/05/2001      49,542
Securitization Inc.       75,000    4.82       6/07/2001      74,297
                          25,000    4.71       6/22/2001      24,712
--------------------------------------------------------------------------------
Falcon Asset              43,130    5.03       4/02/2001      43,112
Securitization
--------------------------------------------------------------------------------
Fleet Funding             15,170    5.05       4/16/2001      15,134
Corporation
--------------------------------------------------------------------------------
Forrestal Funding         25,185    5.12       4/26/2001      25,088
Master Trust             146,218    5.06       5/01/2001     145,560
                          90,000    5.00       6/01/2001      89,241
--------------------------------------------------------------------------------
Fortis Funding LLC        25,000    4.70       6/21/2001      24,719
--------------------------------------------------------------------------------
GE Capital               280,000    5.07       5/14/2001     278,274
International            240,000    4.80       6/12/2001     237,644
Funding, Inc.            150,000    4.75       8/09/2001     147,480
--------------------------------------------------------------------------------
GE Financial              32,000    5.07       5/09/2001      31,822
Assurance                100,000    4.75       8/09/2001      98,320
Holdings Inc.
--------------------------------------------------------------------------------
General Electric         200,000    5.20       5/29/2001     198,383
Capital Corp.
--------------------------------------------------------------------------------
General Electric         200,000    5.20       5/29/2001     198,383
Capital Services Inc.
--------------------------------------------------------------------------------
Greyhawk Funding           4,000    5.66       4/04/2001       3,997
LLC                        8,500    4.98       4/11/2001       8,486
                         100,000    5.02       4/11/2001      99,833
--------------------------------------------------------------------------------
Intrepid Funding          86,814    5.06       5/03/2001      86,399
Master Trust              27,000    4.95       6/05/2001      26,759
                          34,441    4.96       6/08/2001      34,120
--------------------------------------------------------------------------------
Lone Star Funding,       112,000    4.97       6/12/2001     110,900
LLC
--------------------------------------------------------------------------------
Monte Rosa Capital        25,000    5.04       4/18/2001      24,934
Corp.
--------------------------------------------------------------------------------
Morgan Stanley,          200,000    4.70       6/20/2001     197,840
Dean Witter & Co.
--------------------------------------------------------------------------------
Newell Rubbermaid         30,000    4.74       6/07/2001      29,716
Inc.
--------------------------------------------------------------------------------
Nordea North             100,000    4.70       6/27/2001      98,799
America Inc.
--------------------------------------------------------------------------------
Old Line Funding Corp.    50,250    5.04       4/16/2001      50,130
--------------------------------------------------------------------------------
Park Avenue               49,064    5.07       4/06/2001      49,016
Receivables Corp.        101,306    5.22       5/21/2001     100,599
                         100,874    4.82       6/01/2001     100,010
--------------------------------------------------------------------------------


4
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--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001                      (IN THOUSANDS)
================================================================================

                          Face      Interest  Maturity
Issue                    Amount       Rate*     Date          Value
--------------------------------------------------------------------------------
                          Commercial Paper (concluded)
--------------------------------------------------------------------------------
Preferred Receivables   $ 75,000    4.82 %     6/01/2001   $  74,367
Funding Corp.
--------------------------------------------------------------------------------
Rio Tinto LTD             55,510    4.71       6/25/2001      54,849
--------------------------------------------------------------------------------
Salomon, Smith Barney     75,000    4.98       4/16/2001      74,824
Holdings, Inc.
--------------------------------------------------------------------------------
San Paolo Imi US          37,500    4.71       6/18/2001      37,104
Financial Company
--------------------------------------------------------------------------------
Santander Central        150,000    4.90       6/07/2001     148,621
Hispano Finance
(Delaware), Inc.
--------------------------------------------------------------------------------
Spintab AB               120,000    4.72       6/19/2001     118,719
--------------------------------------------------------------------------------
TFM, SA de CV             50,000    5.43       4/04/2001      49,962
--------------------------------------------------------------------------------
Transamerica Finance     100,000    4.85       6/04/2001      99,097
Corporation
--------------------------------------------------------------------------------
Tulip Funding            182,063    4.93       6/14/2001     180,231
Corporation
--------------------------------------------------------------------------------
UBS Finance              150,000    4.82       6/04/2001     148,634
(Delaware) Inc.
--------------------------------------------------------------------------------
Unilever Capital Corp.   335,000    5.11+      9/07/2001     335,204
--------------------------------------------------------------------------------
WCP Funding Inc.          75,000    4.78       6/08/2001      74,283
--------------------------------------------------------------------------------
Windmill Funding         100,000    4.82       6/01/2001      99,143
Corp.                     25,000    4.91       6/11/2001      24,758
--------------------------------------------------------------------------------
Total Commercial Paper (Cost--$8,037,280) ..............   8,037,316
--------------------------------------------------------------------------------
                              Corporate Notes--1.4%
--------------------------------------------------------------------------------
Strategic Money          295,000    4.87+      9/24/2001     295,062
Market Trust (2000-H)
--------------------------------------------------------------------------------
Structured Asset         134,500    6.904+    10/04/2001     134,612
Vehicle Securities
Trust, Series 99-1
(SAVES 99-1)
--------------------------------------------------------------------------------
Total Corporate Notes (Cost--$429,500) .................     429,674
--------------------------------------------------------------------------------
                            Funding Agreements--3.5%
--------------------------------------------------------------------------------
AIG Life Insurance        50,000    5.301+     6/29/2001      50,000
Company
--------------------------------------------------------------------------------
Allstate Life             45,000    5.341+     7/02/2001      45,000
Insurance Co.             45,000    5.381+    11/01/2001      45,000
--------------------------------------------------------------------------------
GE Life and Annuity       50,000    5.341+    11/01/2001      50,000
Assurance Co.            150,000    5.331+    12/03/2001     150,000
--------------------------------------------------------------------------------
Metropolitan Life        150,000    5.351+     5/01/2001     150,000
Insurance Company
--------------------------------------------------------------------------------
Monumental Life          135,000    5.77+      8/17/2001     135,000
Insurance Co.
--------------------------------------------------------------------------------
New York Life            216,000    5.335+     5/31/2001     216,000
Insurance Company
--------------------------------------------------------------------------------
Pacific Life              40,000    5.361+     6/01/2001      40,000
Insurance Co.             40,000    5.705+    10/01/2001      40,000
--------------------------------------------------------------------------------
Principal Life            50,000    5.381+     2/15/2002      50,000
Insurance Company
--------------------------------------------------------------------------------
Travelers Insurance       25,000    5.655+     5/01/2001      25,000
Company (The)             25,000    5.331+     9/21/2001      25,000
                          70,000    5.62+      3/01/2002      70,000
--------------------------------------------------------------------------------
Total Funding Agreements (Cost--$1,091,000) ............   1,091,000
--------------------------------------------------------------------------------
                             Medium-Term Notes--6.9%
--------------------------------------------------------------------------------
American Honda            50,000    5.399+     8/10/2001      50,023
Finance Corp.             50,000    6.68+      8/17/2001      50,032
--------------------------------------------------------------------------------
Australia & New           75,000    5.01+      6/12/2001      75,026
Zealand Banking Group
--------------------------------------------------------------------------------
Bear Stearns              35,000    5.54+      5/04/2001      35,008
Companies, Inc.
--------------------------------------------------------------------------------
Citigroup                100,000    5.204+     6/06/2001     100,000
--------------------------------------------------------------------------------
DaimlerChrysler           25,000    5.01+      6/11/2001      25,002
North America            323,000    5.45+     11/08/2001     319,145
Holding Corp.
--------------------------------------------------------------------------------
Ford Motor Credit      1,000,000    5.104+     1/07/2002     999,770
Company
--------------------------------------------------------------------------------
General Motors            41,000    6.45       8/27/2001      41,292
Acceptance Corp.
--------------------------------------------------------------------------------
Goldman Sachs            118,000    6.92+      4/12/2002     118,000
Group, Inc.
--------------------------------------------------------------------------------
Household Finance        125,000    5.49+      5/04/2001     125,031
Corp.                    200,000    5.60+      4/17/2002     200,000
--------------------------------------------------------------------------------
Salomon, Smith            25,000    5.48+      8/02/2001      25,024
Barney Holdings, Inc.
--------------------------------------------------------------------------------
Wells Fargo               26,000    6.808+    11/21/2001      26,011
Financial Inc.
--------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$2,192,989) .............   2,189,364
--------------------------------------------------------------------------------
                             Promissory Notes--1.0%
--------------------------------------------------------------------------------
Goldman Sachs            130,000    5.291+     4/25/2001     130,000
Group, Inc.              170,000    4.99+     12/13/2001     170,000
--------------------------------------------------------------------------------
Total Promissory Notes (Cost--$300,000) ................     300,000
--------------------------------------------------------------------------------
                               Time Deposits--0.2%
--------------------------------------------------------------------------------
Westdeutsche              55,051    5.375      4/02/2001      55,051
Landesbank
Girozentrale
--------------------------------------------------------------------------------
Total Time Deposits (Cost--$55,051) ....................      55,051
--------------------------------------------------------------------------------
            US Government & Agency Obligations--Discount Notes--5.5%
--------------------------------------------------------------------------------
Federal Home              25,212    5.98       4/02/2001      25,201
Loan Banks               100,000    6.29       4/27/2001      99,609
                          20,183    4.62       7/02/2001      19,947
--------------------------------------------------------------------------------
Federal National         394,000    5.25       4/27/2001     392,459
Mortgage Association     314,532    5.10       5/10/2001     312,841
                         200,000    4.88       6/07/2001     198,258
                          60,000    4.98       6/21/2001      59,367
                         400,000    4.52       8/06/2001     393,471
                         230,000    4.57      12/19/2001     222,709
--------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Discount Notes (Cost--$1,723,121) ......................   1,723,862
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONCLUDED)          (IN THOUSANDS)
================================================================================

                          Face      Interest  Maturity
Issue                    Amount       Rate*     Date          Value
--------------------------------------------------------------------------------
                      US Government & Agency Obligations--
                            Non-Discount Notes--21.1%
--------------------------------------------------------------------------------
Federal Farm Credit     $ 50,000    5.20 %     7/19/2002   $  50,406
Banks
--------------------------------------------------------------------------------
Federal Home              75,000    6.838      8/17/2001      75,656
Loan Banks                25,000    6.625      4/15/2002      25,528
                          50,000    6.75       5/01/2002      51,161
                          50,000    7.25       5/15/2002      51,469
                          30,000    6.375     11/15/2002      30,827
                          65,000    5.125      1/13/2003      65,567
                          50,000    5.50       1/21/2003      50,760
--------------------------------------------------------------------------------
Federal Home             760,000    4.625+     9/17/2001     759,744
Loan Mortgage
Corporation
--------------------------------------------------------------------------------
Federal National          75,000    5.37       4/05/2001      75,002
Mortgage Association      60,000    5.375      4/06/2001      60,002
                          25,000    5.31       4/24/2001      25,002
                         400,000    4.605+     9/17/2001     399,857
                         500,000    4.705+     9/24/2001     500,000
                         100,000    5.02+     11/05/2001      99,983
                         250,000    6.02      12/20/2001     252,656
                         286,265    6.375     12/21/2001     287,428
                         506,000    4.815+     4/19/2002     506,000
--------------------------------------------------------------------------------
Student Loan              50,000    4.932+     9/28/2001      50,000
Marketing                200,000    4.805+     2/26/2002     199,931
Association              200,000    4.805+     2/28/2002     200,129
                         350,000    4.795+     3/13/2002     349,905
                       1,439,000    4.77+      3/18/2002   1,438,335
                         600,000    4.775+     4/12/2002     599,824
                         405,000    4.805+     4/24/2002     404,960
--------------------------------------------------------------------------------
US Treasury Notes         50,000    4.25       3/31/2003      50,086
--------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$6,652,588) ..................   6,660,218
--------------------------------------------------------------------------------
Total Investments (Cost--$31,327,243)--99.6% ...........  31,379,652

Other Assets Less Liabilities--0.4% ....................     125,804
                                                         -----------

Net Assets--100.0% ..................................... $31,505,456
                                                         ===========
================================================================================

* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at March 31, 2001.
+     Variable rate notes.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2001
================================================================================

Assets:
Investments, at value (identified cost--$31,327,243,089+)                     $31,379,652,000
Cash ....................................................                                 437
Receivables:
  Interest ..............................................   $   396,946,901
  Securities sold .......................................       316,865,552       713,812,453
                                                            ---------------
Prepaid registration fees and other assets ..............                           1,287,912
                                                                              ---------------
Total assets ............................................                      32,094,752,802
                                                                              ---------------
Liabilities:
Payables:
  Securities purchased ..................................       556,264,562
  Distributor ...........................................        14,438,997
  Investment adviser ....................................         9,284,780
  Dividends to shareholders .............................             2,279       579,990,618
                                                            ---------------
Accrued expenses and other liabilities ..................                           9,306,570
                                                                              ---------------
Total liabilities .......................................                         589,297,188
                                                                              ---------------
Net Assets ..............................................                     $31,505,455,614
                                                                              ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited
number of shares authorized .............................                     $ 3,145,304,670
Paid-in capital in excess of par ........................                      28,307,742,033
Unrealized appreciation on investments--net .............                          52,408,911
                                                                              ---------------
Net Assets--Equivalent to $1.00 per share based on
31,453,046,703 shares of beneficial interest outstanding                      $31,505,455,614
                                                                              ===============

+ Cost for Federal income tax purposes was $31,327,272,886. As of March 31, 2001, net unrealized appreciation for Federal income tax purposes amounted to $52,379,114, of which $57,852,445 related to appreciated securities and $5,473,331 related to depreciated securities.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2001
================================================================================

Investment Income:
Interest and amortization of premium and discount earned .....................                   $2,920,230,534

Expenses:
Investment advisory fees .....................................................  $  171,077,384
Distribution fees ............................................................      56,252,772
Transfer agent fees ..........................................................      18,611,082
Accounting services ..........................................................       3,638,733
Custodian fees ...............................................................       1,251,080
Registration fees ............................................................       1,104,648
Printing and shareholder reports .............................................         398,060
Professional fees ............................................................         319,998
Pricing fees .................................................................          42,394
Trustees' fees and expenses ..................................................          20,658
Other ........................................................................         464,701
                                                                                --------------
Total expenses ...............................................................                      253,181,510
                                                                                                 --------------
Investment income--net .......................................................                    2,667,049,024
Realized Gain on Investments--Net ............................................                        3,183,148
Change in Unrealized Appreciation/Depreciation on Investments--Net ...........                       82,875,164
                                                                                                 --------------
Net Increase in Net Assets Resulting from Operations .........................                   $2,753,107,336
                                                                                                 ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                             For the Year Ended March 31,
                                                                        --------------------------------------
Increase (Decrease) in Net Assets:                                           2001                 2000
--------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ..............................................   $   2,667,049,024    $   3,051,315,284
Realized gain (loss) on investments--net ............................           3,183,148           (3,001,183)
Change in unrealized appreciation/depreciation on investments--net ..          82,875,164          (24,083,104)
                                                                        -----------------    -----------------
Net increase in net assets resulting from operations ................       2,753,107,336        3,024,230,997
                                                                        -----------------    -----------------
Dividends and Distributions to Shareholders:
Investment income--net ..............................................      (2,667,049,024)      (3,048,314,101)
Realized gain on investments--net ...................................          (3,183,148)                  --
                                                                        -----------------    -----------------
Net decrease in net assets resulting from dividends and
distributions to shareholders .......................................      (2,670,232,172)      (3,048,314,101)
                                                                        -----------------    -----------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ....................................     164,271,161,860      280,910,178,406
Value of shares issued to shareholders in reinvestment of
dividends and distributions .........................................       2,663,580,009        3,041,945,827
                                                                        -----------------    -----------------
                                                                          166,934,741,869      283,952,124,233
Cost of shares redeemed .............................................    (203,300,212,535)    (276,481,136,394)
                                                                        -----------------    -----------------
Net increase (decrease) in net assets derived from beneficial
interest transactions ...............................................     (36,365,470,666)       7,470,987,839
                                                                        -----------------    -----------------
Net Assets:
Total increase (decrease) in net assets .............................     (36,282,595,502)       7,446,904,735
Beginning of year ...................................................      67,788,051,116       60,341,146,381
                                                                        -----------------    -----------------
End of year .........................................................   $  31,505,455,614    $  67,788,051,116
                                                                        =================    =================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA MONEY FUND
FINANCIAL HIGHLIGHTS
================================================================================

The following per share data and ratios have
been derived from information provided in the
financial statements.                                                           For the Year Ended March 31,
                                                 ---------------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:              2001            2000            1999            1998            1997
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ...........   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                 -----------     -----------     -----------     -----------     -----------
Investment income--net .......................         .0586           .0491           .0483           .0512           .0490
Realized and unrealized gain (loss) on
investments--net .............................         .0019          (.0004)          .0002           .0004              --
                                                 -----------     -----------     -----------     -----------     -----------
Total from investment operations .............         .0605           .0487           .0485           .0516           .0490
                                                 -----------     -----------     -----------     -----------     -----------
Less dividends and distributions:
  Investment income--net .....................        (.0586)         (.0491)         (.0483)         (.0512)         (.0490)
  Realized gain on investments--net ..........        (.0001)            --+          (.0002)         (.0001)         (.0002)
                                                 -----------     -----------     -----------     -----------     -----------
Total dividends and distributions ............        (.0587)         (.0491)         (.0485)         (.0513)         (.0492)
                                                 -----------     -----------     -----------     -----------     -----------
Net asset value, end of year .................   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                 ===========     ===========     ===========     ===========     ===========
Total Investment Return ......................         6.02%           5.02%           4.98%           5.26%           5.04%
                                                 ===========     ===========     ===========     ===========     ===========
Ratios to Average Net Assets:
Expenses, excluding interest expenses ........          .56%            .55%            .56%            .56%            .55%
                                                 ===========     ===========     ===========     ===========     ===========
Expenses .....................................          .56%            .56%            .57%            .57%            .56%
                                                 ===========     ===========     ===========     ===========     ===========
Investment income and realized gain on
investments--net .............................         5.87%           4.92%           4.84%           5.13%           4.89%
                                                 ===========     ===========     ===========     ===========     ===========
Supplemental Data:
Net assets, end of year (in thousands) .......   $31,505,456     $67,788,051     $60,341,146     $50,923,780     $41,984,753
                                                 ===========     ===========     ===========     ===========     ===========

+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax able income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders-- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax with-held) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million; .425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $2,895,372 for these services. As of January 1, 2001, accounting services are provided to the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested, and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

The Fund had no reverse repurchase agreements outstanding during the year ended March 31, 2001.

CMA MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Money Fund as of March 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Money Fund at March 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 4, 2001

CMA MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)

Of the ordinary income dividends paid by CMA Money Fund during the fiscal year ended March 31, 2001, 9.01% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.

--------------------------------------------------------------------------------
CMA MONEY FUND
OFFICERS AND TRUSTEES
================================================================================

Terry K. Glenn -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Roscoe S. Suddarth -- Trustee
Richard R. West -- Trustee
Edward D. Zinbarg -- Trustee
Kevin J. McKenna -- Senior Vice President
Donald C. Burke -- Vice President and Treasurer
Richard J. Mejzak -- Vice President
Phillip S. Gillespie -- Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Trustee and Joseph T. Monagle Jr., Senior Vice President of CMA Money Fund, have recently retired. The Fund's Board of Trustees wishes Messrs. Zeikel and Monagle well in their retirements.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

[LOGO]Merrill Lynch Investment Managers

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper              #11213--3/01